CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares, shares issued	12,064,510	12,064,510	9,916,194	9,916,194
Ordinary shares, shares outstanding	12,064,510	12,064,510	9,916,194	9,916,194
Accounts receivable, allowance for doubtful accounts	$ 108		$ 57